Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Estimated Economic Lives	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software and systems	1 – 3 years

Intangible assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Computer software and systems	319	1,874	273
Less: Accumulated amortization	(36)	(343)	(50)
Total intangible assets, net	283	1,531	223

Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2019	749	109
2020	464	67
2021	318	47
2022	—	—
2023	—	—